SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 26, 2021
Property, Plant and Equipment [Line Items]
Antidilutive shares	10,575	1,713
Right-of-use leased assets and corresponding liabilities	$ 1,200
Paycheck Protection Program (the “PPP”) Loan [Member]
Property, Plant and Equipment [Line Items]
Principal loan amount				$ 723
Cost of revenues [Member] | Paycheck Protection Program (the “PPP”) Loan [Member]
Property, Plant and Equipment [Line Items]
PPP Loan government grant as reduction of payroll expenses			$ 60
Selling and marketing expenses [Member] | Paycheck Protection Program (the “PPP”) Loan [Member]
Property, Plant and Equipment [Line Items]
PPP Loan government grant as reduction of payroll expenses			126
General and administrative expenses [Member] | Paycheck Protection Program (the “PPP”) Loan [Member]
Property, Plant and Equipment [Line Items]
PPP Loan government grant as reduction of payroll expenses			$ 537
Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	13 years
IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	15 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)	1 year
Minimum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	4 years 6 months
Minimum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)	5 years
Maximum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	13 years
Maximum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	3 years
Leased Products To Customers [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	5 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	17 years
Capitalized software development costs [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	5 years